Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Equity component of convertible debentures, transaction costs	$ 789	$ 66
Equity component of convertible debentures, taxes	5,232	1,137
Issue costs, taxes	101	2,003
Issue costs, taxes (2)		$ 167
Settlement of derivative financial instruments, net of tax	$ 2,824